Related parties - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Parent
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder	67.00%
Parent | Gassco AS
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party	$ 0.9	$ 1.0	$ 1.2
Folketrygdfondet
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder	4.00%
Norwegian State | Refining and manufacturing plants
Disclosure of transactions between related parties [line items]
Related party purchases of goods	$ 10.2	$ 10.1	$ 12.6